Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

American Honda Finance Corporation (the “Company”)
J.P. Morgan Securities LLC
BNP Paribas Securities Corp.
Citigroup Global Markets Inc.
Wells Fargo Securities, LLC
(together, the “Specified Parties”)

Re: Honda Auto Receivables 2022-1 Owner Trust – Data File and XML File Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “2022-1 UWR01 B297 Dec2021 2-0B Reg ABII Short List 010722.txt,” provided by the Company on January 7, 2022, containing information on 119,263 motor vehicle retail installment sale contracts secured by new and used Honda and Acura automobiles and light-duty trucks (the “Receivables”) as of December 31, 2021 (the “Data File”), and (ii) an electronic data file entitled “Honda_ex102_Dec2021_HAROT2022-1_B297_Initial 2-5Bln.csv,” provided by the Company on January 14, 2022, containing information on the Receivables as of December 31, 2021 (the “XML File”), which we were informed are intended to be included as collateral in the offering by Honda Auto Receivables 2022-1 Owner Trust. The Company is responsible for the specified attributes identified by the Company in the Data File and the XML File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File and the XML File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Initial Cutoff Date” means December 31, 2021.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit B, which the Company informed us are acceptable forms of Title Document.

•	The term “DealerTrack” means the third-party software system used by the Company for the vehicle registration and titling process.

•	The term “AHFC Systems” means the Company’s computer systems and includes the Company’s Customer Account Servicing System (“CASS”), and/or Auto Finance Servicing System (“AF”).

•	The term “Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology related to the Data File, as described in Exhibit C.

•	The term “XML File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology related to the XML File, as described in Exhibit D.

•	The term “Receivable File” means some or all of the following documents provided by the Company for each of the Selected Receivables (defined below): Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, Origenate Approval Form, screen shots from AHFC Systems and DealerTrack, Title Document, and/or Credit Application. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the obligor.

•	The term “Provided Information” means the Data File Instructions, XML File Instructions, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of Receivables from the Data File, utilizing a confidence level of 99.0%, an expected error rate of 2.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 287 Receivables (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit A.

B.	For each Selected Receivable, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Receivable File, utilizing the Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data File to the Receivable File for each of the attributes identified, utilizing the Data File Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File/Data File Instructions
First Payment Date	Installment Sale Contract
Receivable Number	Installment Sale Contract
Original Amount Financed	Installment Sale Contract
Number of Payments	Installment Sale Contract, “Contract Information” screen shot from AHFC Systems, and Data File Instructions
Scheduled Monthly Payment	Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter

Attribute	Receivable File/Data File Instructions
Annual Percentage Rate (“APR”)	Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, Origenate Approval Form, and Data File Instructions
New vs. Used	Installment Sale Contract, Title Application, “Contract Information” screen shot from AHFC Systems, and Data File Instructions
Collateral Type (Honda or Acura)	Installment Sale Contract
Loan Type (Simple Interest)	Installment Sale Contract and Data File Instructions
Origination Date	Installment Sale Contract
Original Maturity Date	Installment Sale Contract and Data File Instructions
Model	Installment Sale Contract, “Collateral Information” screen shot from AHFC Systems
Current Maturity Date	Installment Sale Contract, “Account Inquiry” screen shot from AHFC Systems and Data File Instructions
Legal Owner or Lien Holder Name	Title Document and Data File Instructions

We found such information to be in agreement, except as listed in Exhibit E.

Based on the results of the procedures performed and the parameters included above, there is a 99.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 119,263 Receivables does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

C.	For each Selected Receivable, we observed the presence of the following in the Receivable File:

•	Credit Application

•	Truth-in-Lending Disclosure Statement (in Installment Sale Contract or Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter)

•	Signed Installment Sale Contract. We make no representation regarding the authenticity of the signature(s).

D.	For each Selected Receivable, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Receivable File, utilizing the XML File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the XML File to the Receivable File for each of the attributes identified, utilizing the XML File Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File/XML File Instructions
Original Interest Rate Percentage	Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, Origenate Approval Form, and XML File Instructions
Next Interest Rate Percentage	Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, Origenate Approval Form, and XML File Instructions
Reporting Period Interest Rate Percentage	Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, Origenate Approval Form, and XML File Instructions
Origination Date	Installment Sale Contract and XML File Instructions
First Payment Date	Installment Sale Contract and XML File Instructions
Maturity Date	Installment Sale Contract and XML File Instructions
Original Loan Term	Installment Sale Contract and XML File Instructions
Grace Period Number	Installment Sale Contract and XML File Instructions
Subvented	“Accrual Group” screen shot from AHFC Systems and XML File Instructions
Current Delinquency Status	“Delinquency Summary,” “Payment History” screen shots from AHFC Systems, and XML File Instructions

We found such information to be in agreement, except as listed in Exhibit F

Based on the results of the procedures performed and the parameters included above, there is a 99.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 119,263 Receivables does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File and the XML File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File, the XML File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information, which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
February 1, 2022

Exhibit A

The Selected Receivables

Selected Receivable Number	Receivable Number*	Selected Receivable Number	Receivable Number*	Selected Receivable Number	Receivable Number*	Selected Receivable Number	Receivable Number*	Selected Receivable Number	Receivable Number*
1	20221001	60	20221060	119	20221119	178	20221178	237	20221237
2	20221002	61	20221061	120	20221120	179	20221179	238	20221238
3	20221003	62	20221062	121	20221121	180	20221180	239	20221239
4	20221004	63	20221063	122	20221122	181	20221181	240	20221240
5	20221005	64	20221064	123	20221123	182	20221182	241	20221241
6	20221006	65	20221065	124	20221124	183	20221183	242	20221242
7	20221007	66	20221066	125	20221125	184	20221184	243	20221243
8	20221008	67	20221067	126	20221126	185	20221185	244	20221244
9	20221009	68	20221068	127	20221127	186	20221186	245	20221245
10	20221010	69	20221069	128	20221128	187	20221187	246	20221246
11	20221011	70	20221070	129	20221129	188	20221188	247	20221247
12	20221012	71	20221071	130	20221130	189	20221189	248	20221248
13	20221013	72	20221072	131	20221131	190	20221190	249	20221249
14	20221014	73	20221073	132	20221132	191	20221191	250	20221250
15	20221015	74	20221074	133	20221133	192	20221192	251	20221251
16	20221016	75	20221075	134	20221134	193	20221193	252	20221252
17	20221017	76	20221076	135	20221135	194	20221194	253	20221253
18	20221018	77	20221077	136	20221136	195	20221195	254	20221254
19	20221019	78	20221078	137	20221137	196	20221196	255	20221255
20	20221020	79	20221079	138	20221138	197	20221197	256	20221256
21	20221021	80	20221080	139	20221139	198	20221198	257	20221257
22	20221022	81	20221081	140	20221140	199	20221199	258	20221258
23	20221023	82	20221082	141	20221141	200	20221200	259	20221259
24	20221024	83	20221083	142	20221142	201	20221201	260	20221260
25	20221025	84	20221084	143	20221143	202	20221202	261	20221261
26	20221026	85	20221085	144	20221144	203	20221203	262	20221262
27	20221027	86	20221086	145	20221145	204	20221204	263	20221263
28	20221028	87	20221087	146	20221146	205	20221205	264	20221264
29	20221029	88	20221088	147	20221147	206	20221206	265	20221265
30	20221030	89	20221089	148	20221148	207	20221207	266	20221266
31	20221031	90	20221090	149	20221149	208	20221208	267	20221267
32	20221032	91	20221091	150	20221150	209	20221209	268	20221268
33	20221033	92	20221092	151	20221151	210	20221210	269	20221269
34	20221034	93	20221093	152	20221152	211	20221211	270	20221270
35	20221035	94	20221094	153	20221153	212	20221212	271	20221271
36	20221036	95	20221095	154	20221154	213	20221213	272	20221272
37	20221037	96	20221096	155	20221155	214	20221214	273	20221273
38	20221038	97	20221097	156	20221156	215	20221215	274	20221274
39	20221039	98	20221098	157	20221157	216	20221216	275	20221275
40	20221040	99	20221099	158	20221158	217	20221217	276	20221276
41	20221041	100	20221100	159	20221159	218	20221218	277	20221277
42	20221042	101	20221101	160	20221160	219	20221219	278	20221278
43	20221043	102	20221102	161	20221161	220	20221220	279	20221279
44	20221044	103	20221103	162	20221162	221	20221221	280	20221280
45	20221045	104	20221104	163	20221163	222	20221222	281	20221281
46	20221046	105	20221105	164	20221164	223	20221223	282	20221282
47	20221047	106	20221106	165	20221165	224	20221224	283	20221283
48	20221048	107	20221107	166	20221166	225	20221225	284	20221284
49	20221049	108	20221108	167	20221167	226	20221226	285	20221285
50	20221050	109	20221109	168	20221168	227	20221227	286	20221286
51	20221051	110	20221110	169	20221169	228	20221228	287	20221287
52	20221052	111	20221111	170	20221170	229	20221229
53	20221053	112	20221112	171	20221171	230	20221230
54	20221054	113	20221113	172	20221172	231	20221231
55	20221055	114	20221114	173	20221173	232	20221232
56	20221056	115	20221115	174	20221174	233	20221233
57	20221057	116	20221116	175	20221175	234	20221234
58	20221058	117	20221117	176	20221176	235	20221235
59	20221059	118	20221118	177	20221177	236	20221236

(*)	The Company has assigned a unique eight digit Receivable Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B

Title Documents

Certificate of Title	Title Application
Security Interest Filing	Notification of Lien Perfection
Lien Holders Release Forms	Notice of Filing
Title and Registration Receipt	“Title,” “Lien Perfection,” or “MO Online Vehicle Report” screen shot from DealerTrack
Multi-Purpose Application	Inquiry Response
Receipt for RD-108 Dealer Transaction	Court Clerk’s Receipt

Exhibit C

Data File Instructions

Attribute	Data File Instructions
Number of Payments	In the event the Number of Payments did not agree to the number stated in the Installment Sale Contract, compare the Number of Payments to the number stated in the “Original Term” field on the “Contract Information” screen shot from AHFC Systems.
Annual Percentage Rate (“APR”)	In the event the APR did not agree to the percentage stated in the Installment Sale Contract, compare the APR to the percentage stated in the Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, or recompute the APR by subtracting the applicable percentage stated in the Rate Modifier section and adding the applicable percentage on the Max Rate Markup line from the percentage stated in the Program Rate line in the Origenate Approval Form. We compared the recomputed APR to the APR in the Data File.
New vs. Used	Consider an entry of “C” or “U” in the Data File to be a Used vehicle, and an entry of “N” in the Data File to be a New vehicle.
Loan Type (Simple Interest)	In the event Loan Type was not stated in the Installment Sale Contract, the Company informed us that Simple Interest is the only Loan Type available in AHFC Systems.
Original Maturity Date	In the event the Original Maturity Date was not stated in the Installment Sale Contract, recompute the Original Maturity Date by adding the Original Term per the Installment Sale Contract to the First Payment Date stated in the Installment Sale Contract. We compared the recomputed Original Maturity Date to the Original Maturity Date in the Data File.
Current Maturity Date	In the event the Current Maturity Date did not agree to the date stated in the Installment Sale Contract (i.e., the Original Maturity Date) or the recomputed Original Maturity Date, compare the Current Maturity Date to the date stated in the screen shot from AHFC Systems as of the Initial Cutoff Date.
Legal Owner or Lien Holder Name	Consider variations due to spelling, abbreviation, truncation, punctuation of the full legal name as well as the addition of the PO Box city name to be acceptable.

Exhibit D

XML File Instructions

Attribute	XML File Instructions
Original Interest Rate Percentage, Next Interest Rate Percentage, and Reporting Period Interest Rate Percentage	In the event the Original Interest Rate Percentage, Next Interest Rate Percentage, and/or Reporting Period Interest Rate Percentage did not agree to the percentage stated in the Installment Sale Contract, compare the Original Interest Rate Percentage, Next Interest Rate Percentage, and/or Reporting Period Interest Rate Percentage to the percentage stated in the Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, or recompute the Original Interest Rate Percentage, Next Interest Rate Percentage, and/or Reporting Period Interest Rate Percentage by subtracting the applicable percentage stated in the Rate Modifier section and adding the applicable percentage on the Max Rate Markup line from the percentage stated in the Program Rate line in the Origenate Approval Form. We compared the recomputed Original Interest Rate Percentage, Next Interest Rate Percentage, and/or Reporting Period Interest Rate Percentage to the Original Interest Rate Percentage, Next Interest Rate Percentage, and/or Reporting Period Interest Rate Percentage in the XML File.
Origination Date	Compare the month and year of the Origination Date in the XML File to the month and year of the Origination Date in the Receivable File.
First Payment Date	Compare the month and year of the First Payment Date in the XML File to the month and year of the First Payment Date in the Receivable File.
Maturity Date	Compare the month and year of the Maturity Date in the XML File to the month and year of the Current Maturity Date in the Receivable File.
Original Loan Term	Recompute the Original Loan Term as the difference in months between the “DATEMAT” and the “DATEORIG” fields in the Data File. We compared the recomputed Original Loan Term to the Original Loan Term in the XML File.
Grace Period Number	Recompute the Grace Period Number as the difference in months between the “DATEFPAY” and the “DATEORIG” fields in the Data File. We compared the recomputed Grace Period Number to the Grace Period Number in the XML File.
Subvented	Compare the “Original Unearned Amount” field in the “Accrual Group” screen shot from AHFC Systems to the value in the “subvented” field in the XML File. If the “Original Unearned Amount” field contained an amount greater than zero, consider the Selected Receivable as Subvented. If the “Original Unearned Amount” field was blank, consider the Selected Receivable as not Subvented.

Exhibit D (cont’d)

XML File Instructions

Attribute	XML File Instructions
Current Delinquency Status

In the event the “Total Days Past Due” field in the “Delinquency Summary” screen shot from AHFC Systems did not agree to the value in the “currentDelinquencyStatus” field in the XML File, recompute the Current Delinquency Status by subtracting the latest payment due date prior to the Initial Cutoff Date in the “Payment History” screen shot from AHFC Systems from the Initial Cutoff Date. Compare the recomputed Current Delinquency Status to the “Current Delinquency Status” field in the XML File.

In the event the recomputed Current Delinquency Status did not agree to the value in the “currentDelinquencyStatus” field in the XML File, the Company informed us that the difference is due to the timing of payment processing or payment reversal.

To determine the day a payment is posted, a cut-off time is established a few hours before the end of the day to allow for batch processing and reconciliation of payments in AHFC systems. When the cut-off time is reached, the Current Delinquency Status in AHFC Systems is advanced by one day (or two days on Monday to account for Sunday being a non-processing day) to reflect the Current Delinquency Status at the end of the day, and payments received after the cut-off time will have a posting date of the following day.

For purposes of comparing Current Delinquency Status for such instances, recompute the Current Delinquency Status by adding the number of days between the Initial Cutoff Date and the date the payment was processed/posted in AHFC Systems to the Current Delinquency Status in AHFC Systems as of the immediately preceding day before the Initial Cutoff Date. We compared the recomputed Current Delinquency Status to the “Current Delinquency Status” field in the XML File.

In the event a payment was made prior to the Initial Cutoff Date and was subsequently reversed after the Initial Cutoff Date, observe the effective date of the payment reversal on the “Payment History” screen shot from AHFC Systems. We then compared the “Total Days Past Due” field in the “Delinquency Summary” screen shot from AHFC Systems as of the effective date of the payment reversal to the “currentDelinquencyStatus” field in the XML File.

Exhibit E

Exception List (Data File)

Selected Receivable Number	Receivable Number	Attribute	Per Data File	Per Receivable File
6	20221006	Scheduled Monthly Payment	$426.00	$427.92
6	20221006	Annual Percentage Rate	5.64%	5.79%
69	20221069	Scheduled Monthly Payment	$833.41	$837.00
69	20221069	Annual Percentage Rate	6.45%	6.60%
136	20221136	Origination Date	4/29/2021	4/27/2021
271	20221271	Legal Owner or Lien Holder Name	American Honda Finance Corporation	America Honda Financial Inc

Exhibit F

Exception List (XML File)

Selected Receivable Number	Receivable Number	Attribute	Per Data File	Per Receivable File
6	20221006	Original Interest Rate Percentage	5.64%	5.79%
6	20221006	Next Interest Rate Percentage	5.64%	5.79%
6	20221006	Reporting Period Interest Rate Percentage	5.64%	5.79%
69	20221069	Original Interest Rate Percentage	6.45%	6.60%
69	20221069	Next Interest Rate Percentage	6.45%	6.60%
69	20221069	Reporting Period Interest Rate Percentage	6.45%	6.60%